UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N‑CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-23161
Nushares ETF Trust

(Exact name of registrant as specified in charter)
Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)
Diana R. Gonzalez
Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606

(Name and address of agent for service)
Registrant’s telephone number, including area code: (312) 917‑7700
Date of fiscal year end: December 31
Date of reporting period: June 30, 2024

Item 1.	Reports to Stockholders.

Semi-Annual Shareholder Report June 30, 2024

Nuveen Short-Term REIT ETF
NURE/Cboe BZX Exchange, Inc.

Semi-Annual Report
This semi-annual shareholder report contains important information about the Shares of the Nuveen Short-Term REIT ETF for the period of January 1, 2024 to June 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Fund Shares	$18	0.35%
* This cost is annualized.

Fund Statistics (as of June 30, 2024)

Fund net assets	$48,319,121

Total number of portfolio holdings	34

Portfolio turnover (%)	41%

What did the Fund invest in? (as of June 30, 2024)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

1	continued>>

67092P706_SAR_0624 3735181‑INV‑B‑08/25

2

Item 2.	Code of Ethics.

Not applicable to this filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 7. Financial Statements and Financial
Highlights for Open-End Management
Investment Companies

Nuveen Short-Term REIT ETF (NURE)
Portfolio of Investments June 30, 2024
(Unaudited)
Shares Description (a) Value
LONG-TERM INVESTMENTS - 99.4%
REAL ESTATE INVESTMENT TRUST COMMON STOCKS - 99.4%
APARTMENTS - 47.8%
69,163 American Homes 4 Rent, Class A $ 2,570,097
46,624 (b) Apartment Investment and Management Co, Class A 386,513
12,276 AvalonBay Communities Inc 2,539,782
22,719 Camden Property Trust 2,478,870
5,218 Centerspace 352,893
37,089 Equity Residential 2,571,751
8,989 Essex Property Trust Inc 2,446,806
78,617 Independence Realty Trust Inc 1,473,283
69,617 Invitation Homes Inc 2,498,554
17,767 Mid-America Apartment Communities Inc 2,533,752
7,996 NexPoint Residential Trust Inc 315,921
61,680 UDR Inc 2,538,132
28,169 Veris Residential Inc 422,535
TOTAL APARTMENTS 23,128,889
DIVERSIFIED - 1.8%
30,795 Elme Communities 490,564
23,158 UMH Properties Inc 370,297
TOTAL DIVERSIFIED 860,861
HOTELS - 21.5%
78,867 Apple Hospitality REIT Inc 1,146,726
17,111 Chatham Lodging Trust 145,786
73,507 DiamondRock Hospitality Co 621,134
133,119 Host Hotels & Resorts Inc 2,393,480
73,694 Park Hotels & Resorts Inc 1,103,936
42,167 Pebblebrook Hotel Trust 579,796
53,678 RLJ Lodging Trust 516,919
20,957 Ryman Hospitality Properties Inc 2,092,766
58,004 Service Properties Trust 298,141
37,859 Summit Hotel Properties Inc 226,775
71,271 Sunstone Hotel Investors Inc 745,495
35,680 Xenia Hotels & Resorts Inc 511,294
TOTAL HOTELS 10,382,248
MANUFACTURED HOMES - 10.6%
39,812 Equity LifeStyle Properties Inc 2,592,956
20,954 Sun Communities Inc 2,521,604
TOTAL MANUFACTURED HOMES 5,114,560
SELF-STORAGE - 17.7%
55,965 CubeSmart 2,527,939
15,766 Extra Space Storage Inc 2,450,194
24,389 National Storage Affiliates Trust 1,005,315
8,849 Public Storage 2,545,415
TOTAL SELF-STORAGE 8,528,863
TOTAL LONG-TERM INVESTMENTS
(cost $58,630,848) 48,015,421
OTHER ASSETS & LIABILITIES, NET - 0.6% 303,700
NET ASSETS - 100% $ 48,319,121

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
REIT Real Estate Investment Trust
See Notes to Financial Statements

Statement of Assets and Liabilities
See Notes to Financial Statements.

June 30, 2024 (Unaudited) NURE
ASSETS
Long-term investments, at value
†
$ 48,015,421
Cash 2,039,677
Receivables:
Dividends 230,939
Other 1,421
Total assets 50,287,458
LIABILITIES
Payables:
Management fees 12,722
Investments purchased - regular settlement 1,952,501
Accrued expenses:
Professional fees 1,248
Trustees fees 447
Other 1,419
Total liabilities 1,968,337
Net assets $ 48,319,121
Shares outstanding 1,550,000
Net asset value ("NAV") per share $ 31 .17
NET ASSETS CONSIST OF:
Paid-in capital 69,513,618
Total distributable earnings (loss) (21,194,497)
Net assets $ 48,319,121
Authorized shares Unlimited
Par value per share $ 0 .01
†
Long-term investments, cost $ 58,630,848

Statement of Operations
See Notes to Financial Statements.

Six Months Ended June 30, 2024 (Unaudited) NURE
INVESTMENT INCOME
Dividends $ 626,579
Interest 838
Total investment income 627,417
EXPENSES
Management fees 83,509
Professional fees 484
Trustees fees 838
Total expenses 84,831
Net investment income (loss) 542,586
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss):
Investments (1,040,033)
In-kind redemptions 106,275
Net realized gain (loss) (933,758)
Change in unrealized appreciation (depreciation) on:
Investments 1,628,863
Net change in unrealized appreciation (depreciation) 1,628,863
Net realized and unrealized gain (loss) 695,105
Net increase (decrease) in net assets from operations $ 1,237,691

Statement of Changes in Net Assets
See Notes to Financial Statements.

NURE
Unaudited
Six Months
Ended
6/30/24
Year Ended
12/31/23
OPERATIONS
Net investment income (loss) $ 542,586 $ 1,380,808
Net realized gain (loss) (933,758) (6,682,321)
Change in net unrealized appreciation (depreciation) 1,628,863 12,176,565
Net increase (decrease) in net assets from operations 1,237,691 6,875,052
DISTRIBUTIONS TO SHAREHOLDERS
Dividends (804,915) (1,380,808)
Return of capital – (640,997)
Total distributions (804,915) (2,021,805)
FUND SHARE TRANSACTIONS
Subscriptions 5,963,700 13,206,910
Redemptions (7,488,506) (35,458,630)
Net increase (decrease) from Fund share transactions (1,524,806) (22,251,720)
Net increase (decrease) in net assets (1,092,030) (17,398,473)
Net assets at the beginning of period 49,411,151 66,809,624
Net assets at the end of period $ 48,319,121 $ 49,411,151

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
/Unrealized
Gain (Loss) Total
From
Net
Investment
Income
From
Net Realized
Gains
Return
of
Capital Total
Net Asset
Value,
End of
Period
Market
Price,
End of
Period
NURE
6/30/24(d)
$ 30.88 $ 0.34 $ 0.47 $ 0.81 $ (0.52) $ — $ — $ (0.52) $ 31.17 $ 31.09
12/31/23
28.43 0.75 2.85 3.60 (0.80) — (0.35) (1.15) 30.88 30.88
12/31/22
40.68 0.54 (11.99) (11.45) (0.59) — (0.21) (0.80) 28.43 28.42
12/31/21
26.98 0.46 13.79 14.25 (0.39) — (0.16) (0.55) 40.68 40.74
12/31/20
30.24 0.48 (2.82) (2.34) (0.59) (0.04) (0.29) (0.92) 26.98 26.98
12/31/19
25.05 0.75 5.50 6.25 (0.73) (0.33) — (1.06) 30.24 30.23
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
Does not include in-kind transactions.
(d)
Unaudited
(e)
Annualized.

See Notes to Financial Statements.

Ratios and Supplemental Data
Total Return Ratios to Average Net Assets
Based
on
Net Asset
Value(b)
Based
on
Market
Price(b)
Net Assets,
End of Period
(000) Expenses
Net Investment
Income (Loss)
Portfolio
Turnover
Rate(c)
2 .69% 2 .43% $ 48,319 0 .35% (e) 2 .26% (e) 41%
12 .99 13 .03 49,411 0 .36 2 .56 17
( 28 .37 ) ( 28 .49 ) 66,810 0 .35 1 .56 18
53 .19 53 .42 117,978 0 .35 1 .31 11
( 7 .29 ) ( 7 .27 ) 24,283 0 .35 1 .95 29
25 .10 25 .38 57,451 0 .35 2 .57 14

Notes to Financial Statements
(Unaudited)

1. General Information
Trust and Fund Information:
Nushares ETF Trust (the Trust) is an open-end management investment company registered under the Investment
Company Act of 1940, as amended (the “1940 Act”). The Trust is comprised of Nuveen Short-Term REIT ETF (NURE) (the “Fund”), among others.
The Trust was organized as a Massachusetts business trust on February 20, 2015. Shares of the Fund are listed and traded on the Cboe BZX
Exchange, Inc. (the “Exchange“).
Current Fiscal Period:
The end of the reporting period for the Fund is June 30, 2024, and the period covered by these Notes to Financial
Statements is the six months ended June 30, 2024 (the "current fiscal period").
Investment Adviser and Sub-Adviser:
The Fund’s investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”). The Adviser has overall responsibility for management of the Funds, oversees the management of the Fund’s portfolios, manages the Fund’s business affairs and provides certain clerical, bookkeeping and other administrative services. The Adviser has entered into sub-advisory agreements with Teachers Advisors, LLC
(the “Sub-Adviser”), an affiliate of the Adviser, under which the Sub-Adviser manages the investment portfolio of the Fund.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services — Investment Companies. The Net Asset Value ("NAV") for financial reporting purposes may differ from the NAV for processing security and creation unit transactions. The NAV for financial reporting purposes includes security and creation unit transactions through the date of the report. Total return is computed based on the NAV used for processing security and creation unit transactions. The following is a summary of the significant accounting policies consistently followed by the Fund.
Compensation:
The Trust pays no compensation directly to those of its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Fund's Board of Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Distributions to Shareholders:
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
The tax character of Fund distributions for a fiscal year is dependent upon the amount and tax character of distributions received from securities held in the Fund’s portfolio. Distributions received from certain securities in which the Fund invests, most notably real estate investment trust (REIT)
securities, may be characterized for tax purposes as ordinary income, long-term capital gain and/or a return of capital. The issuer of a security reports the tax character of its distributions only once per year, generally during the first two months of the calendar year for the previous year. The distribution is included in the Fund’s ordinary income until such time the Fund is notified by the issuer of the actual tax character. Dividend income, net realized gains, (loss) and unrealized appreciation (depreciation) recognized on the Statement of Operations reflect the amounts of income, capital gain, and/or return of capital as reported by the issuers of such securities for distributions during the current fiscal period.
Indemnifications:
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income:
Securities transactions are accounted for as of the end of trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Dividend income is recorded on the ex-dividend date. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Securities lending income i s comprised of fees earned from borrowers and income earned on cash collateral investments.
3. Investment Valuation and Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Notes to Financial Statements
(Unaudited) (continued)
NURE
Level 1
Level 2
Level 3
Total
Long-Term Investments:
Real Estate Investment Trust Common Stocks
$ 48,015,421
$ –
$ –
$ 48,015,421
Total
$ 48,015,421
$ –
$ –
$ 48,015,421
a
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund's major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to U.S.
dollars at the prevailing rates of exchange on the valuation date. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
4. Portfolio Securities
Securities Lending:
Each Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, the Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. State Street Bank and Trust Company, serves as the securities lending agent (the “Agent”).
When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities.
Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the
Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
Securities lending income recognized by a Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statement of Operations.
As of the end of the reporting period, the Fund did not have any securities out on loan.
Purchases and Sales:
Long-term purchases and sales (excluding in-kind transactions) during the current fiscal period were as follows:

In-kind transactions during the current fiscal period were as follows:
The Fund may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If the Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
The Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Market and Counterparty Credit Risk:
In the normal course of business the Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose the Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of the Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
The Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of the Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when the Fund has an unrealized loss, the Fund has instructed the custodian to pledge assets of the Fund as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
6. Fund Shares
The Fund issues and redeems its shares on a continuous basis at NAV only in aggregations of a specified number of shares or multiples thereof
(“Creation Units”). Only certain institutional investors (referred to as “Authorized Participants”) who have entered into agreements with Nuveen
Securities, LLC, the Fund’s distributor, may purchase and redeem Creation Units. Once created, shares of the Fund trade on the Exchange at market prices and are only available to individual investors through their brokers.
Creation Units are purchased and redeemed in-kind for a designated portfolio of securities included in the Fund’s Index and/or a specified amount of cash. Authorized Participants are charged fixed transaction fees in connection with purchasing and redeeming Creation Units. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the Fund for certain transaction costs (i.e., taxes on currency or other financial transactions, and brokerage costs) and market impact expenses it incurs in purchasing or selling portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” on the Statements of Changes in Net Assets.
Transactions in Fund shares during the current and prior period were as follows:
Purchases Sales
Fund
Non-U.S.
Government
Purchases
Non-U.S.
Government Sales
NURE $ 83,307,588 $ 19,881,447
Fund
In-Kind
Purchases
In-Kind
Sales
NURE $ 1,490,376 $ 3,015,592
NURE
Six Months Ended
6/30/24
Year Ended
12/31/23
Shares Amount Shares Amount
Subscriptions 200,000 $5,963,700 450,000 $13,206,910
Redemptions (250,000) (7,488,506) (1,200,000) (35,458,630)
Net increase (decrease) (50,000) $(1,524,806) (750,000) $(22,251,720)

Notes to Financial Statements
(Unaudited) (continued)
7. Income Tax Information
The Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
The Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
As of prior fiscal period end, the Fund had capital loss carryforwards, which will not expire:
8. Management Fees and Other Transactions with Affiliates
Management Fees:
The annual management fee, payable monthly, is 0.35% of the average daily net assets of the Fund. The Fund’s management fee compensates the Adviser for its investment advisory services to the Fund. The Sub-Adviser is compensated for its services to the Fund from the management fees paid to the Adviser. The Adviser is responsible for substantially all other expenses of the Fund, except any future distribution and/
or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities, fees and expenses of the independent trustees (including any trustees’ counsel fees), certain compensation expenses of the Fund’s chief compliance officer, litigation expenses and extraordinary expenses.
Other Transactions with Affiliates:
The Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the
Sub-Adviser or by an affiliate of the Adviser (each an , “Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board
("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the Fund did not engage in cross-trades pursuant to these procedures.
Fund Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
NURE $ 58,885,080 $ 183,119 $ (11,052,778) $ (10,869,659)
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
NURE
$ — $ — $ (12,498,522) $ (9,128,751) $ — $ — $ (21,627,273)
Fund
Short-Term Long-Term Total
NURE
$ 3,926,743 $ 5,202,008 $ 9,128,751

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to directors, officers and others is included in the Statement of Operations under the line items “Trustee Fees” and “Management Fees” as part of the financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Nuveen Short-Term REIT ETF

The Approval Process

At meetings held on April 18 and 19, 2024 (the “Meeting”), the Board of Trustees (the “Board” and each Trustee, a “Board Member”) of Nushares ETF Trust approved, for Nuveen Short-Term REIT ETF (the “Fund”), the renewal of the investment management agreement (the “Investment Management Agreement”) with Nuveen Fund Advisors, LLC (“NFAL”; NFAL is an “Adviser”) pursuant to which NFAL serves as investment adviser to the Fund. Similarly, the Board approved the renewal of the sub-advisory agreement (the “Sub-Advisory Agreement”) with Teachers Advisors, LLC (“TAL”; TAL is the “Sub-Adviser”) pursuant to which the Sub-Adviser serves as the sub-adviser to the Fund. The Board Members are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)) and, therefore, the Board is deemed to be comprised of all disinterested Board Members. References to the Board and the Board Members are interchangeable. Below is a summary of the annual review process the Board undertook related to its most recent renewal of the Investment Management Agreement and Sub-Advisory Agreement on behalf of the Fund.

In accordance with applicable law, following up to an initial two-year period, the Board considers the renewal of the Investment Management Agreement and Sub-Advisory Agreement on behalf of the Fund on an annual basis. The Investment Management Agreement and Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements,” and NFAL and the Sub-Adviser are collectively, the “Fund Advisers” and each a “Fund Adviser.” In addition, the fund complex consists of the group of funds advised by NFAL (collectively referred to as the “Nuveen funds”) and the group of funds advised by TAL (collectively referred to as the “TC funds”). For clarity, NFAL serves as Adviser to the Nuveen funds, including the Fund, and TAL, in addition to serving as the sub-adviser to certain Nuveen funds (including the Fund), serves as “Adviser” to the TC funds. The Board Members considered that the prior separate boards of the TC funds and Nuveen funds were consolidated effective in January 2024. Accordingly, at the Meeting, the Board Members considered the review of the advisory agreements for the Nuveen funds as well as reviewed the investment management agreements for the TC funds. Depending on the appropriate context, references to “the Adviser” may be to NFAL with respect to the Nuveen funds and/or TAL with respect to the TC funds.

The Board Members considered the review of the advisory agreements of the Nuveen funds and the TC funds to be an ongoing process. The Board Members therefore employed the accumulated information, knowledge and experience they had gained during their tenure on the respective board of the TC funds or Nuveen funds (as the case may be) governing the applicable funds and working with the respective investment advisers and sub-advisers, as applicable, in their review of the advisory agreements for the fund complex.

During the course of the year prior to the Meeting, the Board and/or its committees received a wide variety of materials that covered a range of topics relevant to the Board’s annual consideration of the renewal of the advisory agreements, including reports on fund investment results over various periods; product initiatives for various funds; fund expenses; compliance, regulatory and risk management matters; trading practices, including soft dollar arrangements (as applicable); the liquidity and derivatives risk management programs; management of distributions; valuation of securities; payments to financial intermediaries (as applicable); securities lending (as applicable); and overall market and regulatory developments. The Board also met periodically with and/or received presentations by key investment professionals managing a fund’s portfolio. In particular, at the Board meeting held on February 27-29, 2024 (the “February Meeting”), the Board and/or its Investment Committee received the annual performance review of the funds as described in further detail below. The presentations, discussions and meetings throughout the year also provide a means for the Board to evaluate and consider the level, breadth and quality of services provided by the Adviser and sub-advisers, as applicable, and how such services have changed over time in light of new or modified regulatory requirements, changes to market conditions or other factors.

In connection with its annual consideration of the advisory agreements, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of the advisory agreements. The materials provided at the Meeting and/or prior meetings covered a wide range of matters including, but not limited to, a description of the nature, extent and quality of services provided by the Fund Advisers; the consolidation of the Nuveen fund family and TC fund family; a review of product actions advanced in 2023 for the benefit of particular funds and/or the fund complex; a review of each sub-adviser, if applicable, and/or applicable investment team; an analysis of fund performance with a focus on funds considered to have met certain challenged performance measurements; an analysis of the fees and expense ratios of the funds with a focus on funds considered to have certain expense characteristics; a list of management fee and, if applicable, sub-advisory fee schedules; a description of portfolio manager compensation; a description of the profitability and/or financial data of Nuveen, TAL and the sub-advisers; and a description of indirect benefits received by the Adviser and the sub-advisers as a result of their relationships with the funds, as applicable. The Board also considered information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, comparing fee and expense levels of each respective fund to those of a peer universe and, with respect to open-end funds, also to a peer group of funds selected by Broadridge, subject to certain exceptions.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the funds by the Board and its committees during the year. The Board’s review of the advisory agreements for the fund complex is based on all the information provided to the Board and its committees over time. The performance, fee and expense data and other information provided by a Fund Adviser, Broadridge or other service providers were not independently verified by the Board Members.

As part of their review, the Board Members and independent legal counsel met by videoconference in executive session on April 10, 2024 (the “April Executive Session”) to review and discuss materials provided in connection with their annual review of the advisory agreements for the fund complex. After reviewing this information, the Board Members requested, directly or through independent legal counsel, additional information, and the Board subsequently reviewed and discussed the responses to these follow-up questions and requests.

The Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives of management were present. In connection with their annual review, the Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.

The Board’s decisions to renew each Advisory Agreement were not based on a single identified factor, but rather each decision reflected the comprehensive consideration of all the information provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the annual review process. The contractual arrangements may reflect the results of prior year(s) of review, negotiation and information provided in connection with the Board’s annual review of the funds’ advisory arrangements and oversight of the funds. Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the annual review process and may have placed different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory Agreements is set forth below.

A. Nature, Extent and Quality of Services

In evaluating the renewal of the Advisory Agreements, the Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to the Fund with particular focus on the services and enhancements or changes to such services provided during the last year. The Board Members considered the Investment Management Agreement and the Sub-Advisory Agreement separately in the course of their review. With this approach, they considered the roles of NFAL and the Sub-Adviser in providing services to the Fund.

The Board considered that the Adviser provides a wide array of management, oversight and other services to manage and operate the applicable funds. The Board considered the Adviser’s and its affiliates’ dedication of resources, time, people and capital as well as continual program of improvement and innovation aimed at enhancing the funds and fund complex for investors and meeting the needs of an increasingly complex regulatory environment. In particular, over the past several years, the Board considered the significant resources, both financial and personnel, the Adviser and its affiliates have committed in working to consolidate the Nuveen fund family and TC fund family under one centralized umbrella. The Board considered that the organizational changes in bringing together Nuveen, its affiliates and TIAA’s (as defined below) asset management businesses, consolidating the Nuveen and TC fund families and other initiatives were anticipated to provide various benefits for the funds through, among other things, enhanced operating efficiencies, centralized investment leadership and a centralized shared resources and support model. As part of these efforts, the boards of the TC funds and Nuveen funds were consolidated effective in January 2024.

The Board also reviewed information regarding other product actions undertaken or continued by management in the 2023 calendar year in seeking to improve the effectiveness of the organization, the product line-up as well as particular funds through, among other things, continuing to review and optimize the product line and gaining efficiencies through mergers and liquidations; reviewing and updating investment policies and benchmarks; implementing fee waivers and/or expense cap changes for certain funds; evaluating and adjusting portfolio management teams as appropriate for various funds; and developing policy positions on a broad range of regulatory proposals that may impact the funds and communicating with lawmakers and other regulatory authorities to help ensure these positions are considered. In its review, the Board considered that the funds operated in a highly regulated industry and the scope and complexity of the services and resources that the Adviser and its affiliates must provide to manage and operate the applicable funds have expanded over the years as a result of, among other things, regulatory, market and other developments, such as the adoption of the tailored shareholder report or the revised fund name rule.

In considering the breadth and quality of services the Adviser and its various teams provide, the Board considered that the Adviser provides investment advisory services. With respect to the Nuveen funds, such funds utilize sub-advisers to manage the portfolios of the funds subject to the supervision of NFAL. Accordingly, the Board considered that NFAL and its affiliates, among other things, oversee and review the performance of the respective sub-adviser and its investment team(s); evaluate Nuveen fund performance and market conditions; evaluate investment strategies and recommend changes thereto; set and manage distributions consistent with the respective Nuveen fund’s product design; oversee trade execution and, as applicable, securities lending; evaluate investment risks; and manage valuation matters. As the Fund is an exchange-traded fund (an “ETF”), such services also include, but are not limited to, performance monitoring and assessment, evaluating tax efficiencies consistent with portfolio management, reviewing tracking error and analyzing secondary market dynamics. The Board further considered that over the course of the 2023 calendar year, the Nuveen global public product team which supports the funds in the fund complex and their shareholders assessed the investment personnel across the investment leadership teams which resulted in additions or other modifications to the portfolio management teams of various funds. The Board also reviewed a description of the compensation structure applicable to certain portfolio managers.

In addition to the above investment advisory services, the Board further considered the extensive compliance, regulatory, administrative and other services the Adviser and its various teams or affiliates provide to manage and operate the applicable funds. Given the highly regulated industry in which the funds operate, the Board considered the breadth of the Adviser’s compliance program and related policies and procedures. The Board reviewed various initiatives the Adviser’s compliance team undertook or continued in 2023, in part, to address new regulatory requirements, support international business growth and product development, enhance international trading capabilities, enhance monitoring capabilities in light of the new regulatory requirements and guidance and maintain a comprehensive training program. The Board further considered, among other things, that other non-advisory services provided included, among other things, board support and reporting; establishing and reviewing the services provided by other fund service providers (such as a fund’s custodian, accountant, and transfer agent); risk management, including reviews of the liquidity risk management and derivatives risk management programs; legal support services; regulatory advocacy; and cybersecurity, business continuity and disaster recovery planning and testing.

Aside from the services provided, the Board considered the financial resources of the Adviser and/or its affiliates and their willingness to make investments in the technology, personnel and infrastructure to support the funds, including to enhance global talent, middle office systems, software and international and internal capabilities. The Board considered the access provided by the Adviser and its affiliates to a seed capital budget to support new or existing funds and/or facilitate changes for a respective fund. The Board considered the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, expertise and resources available to navigate and support the funds including during stressed times. The Board considered the overall reputation and capabilities of the Adviser and its affiliates and the Adviser’s continuing commitment to provide high quality services.

In its review, the Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the applicable funds, including entrepreneurial risks in sponsoring and supporting new funds and smaller funds and ongoing risks with managing the funds, such as investment, operational, reputational, regulatory, compliance and litigation risks.

With respect to the Fund, the Board considered the division of responsibilities between NFAL and the Sub-Adviser and considered that the Sub-Adviser and its investment personnel generally are responsible for the management of the Fund’s portfolio under the oversight of NFAL and the Board. The Board considered an analysis of the Sub-Adviser provided by NFAL which included, among other things, a summary of changes in the leadership teams and/or portfolio manager teams; the performance of the Nuveen funds sub-advised by the Sub-Adviser over various periods of time; and data reflecting product changes (if any) taken with respect to certain Nuveen funds. The Board considered that NFAL recommended the renewal of the Sub-Advisory Agreement.

Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the Fund under each Advisory Agreement.

B. The Investment Performance of the Fund and Fund Advisers

In evaluating the quality of the services provided by the Fund Advisers, the Board also considered a variety of investment performance data of the Fund. In this regard, the Board and/or its Investment Committee reviewed, among other things, net asset value performance of the Fund over the quarter, one-, three- and five-year periods ending December 31, 2023 and March 31, 2024. The Board performed its annual review of fund performance at its February Meeting and an additional review at the April Executive Session and also reviewed and discussed performance data at its other regularly scheduled quarterly meetings throughout the year. The Board therefore took into account the performance data, presentations and discussions (written and oral) that were provided at the Meeting and in prior meetings over time in evaluating fund performance, including management’s analysis of a fund’s performance with particular focus on funds that met certain challenged performance measurements as determined pursuant to a methodology approved by the Board or additional measurements as determined by management’s investment analysts. As various Nuveen funds have modified their portfolio teams and/or made significant changes to their portfolio strategies over time, the Board reviewed, among other things, certain tracking performance data over specific periods comparing performance before and after such changes.

The Board considered that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. Further, the Board considered that shareholders may evaluate performance based on their own respective holding periods which may differ from the performance periods reviewed by the Board and lead to differing results.

In its evaluation, the Board reviewed fund performance results from different perspectives. In general, subject to certain exceptions, the Board reviewed both absolute and relative fund performance over the various time periods and considered performance results in light of a fund’s investment objective(s), strategies and risks. With respect to the relative performance, the Board considered fund performance in comparison to the performance of peer funds (the “Performance Peer Group”), subject to certain exceptions, and recognized and/or customized benchmarks (i.e., generally benchmarks derived from multiple recognized benchmarks). In reviewing such comparative performance, the Board was cognizant of the inherent limitations of such data which can make meaningful performance comparisons generally difficult. As an illustration, differences in the composition of the Performance Peer Group, the investment objective(s), strategies, dates of fund inception and other characteristics of the peers in the Performance Peer Group, the level, type and cost of leverage (if any) of the peers,

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

and the varying sizes of peers all may contribute to differences in the performance results of a Performance Peer Group compared to the applicable fund. With respect to relative performance of a fund compared to a benchmark index, differences, among other things, in the investment objective(s) and strategies of a fund and the benchmark (particularly an actively managed fund that does not directly follow an index) as well as the costs of operating a fund would necessarily contribute to differences in performance results and limit the value of the comparative performance information. In its review of relative performance, the Board considered the Fund’s performance relative to its Performance Peer Group, among other things, by evaluating its quartile ranking with the 1st quartile representing the top performing funds within the Performance Peer Group and the 4th quartile representing the lowest performing funds.

The Board considered that the Fund was designed to track the performance of a specified index (an “Underlying Index”; each such Nuveen ETF is an “Index ETF”). With respect to the relative benchmark performance for Index ETFs, including the Fund, the Board considered, among other things, the Index ETF’s performance in comparison to the performance of its Underlying Index and a broad-based index from which the Underlying Index is generally derived, the performance of the Underlying Index compared to such broad-based index over the one-, three- and five-year periods ended December 31, 2023 and March 31, 2024 (or such shorter periods for funds that did not exist during those time frames), each Index ETF’s tracking error over various periods and certain peer rankings. However, given the Index ETFs’ investment objective of seeking investment results that correspond generally to the performance of their respective Underlying Index, the Board considered that the extent to which an Index ETF tracked its benchmark was of greater relevance in assessing the performance of these funds and therefore placed more emphasis on the tracking error and correlation data.

The Board evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer-specific information, asset class information, leverage and fund cash flows. The Board considered that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board considered that market and economic conditions may significantly impact a fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Although the Board reviews short-, intermediate- and longer-term performance data, the Board considered that longer periods of performance may reflect full market cycles.

In their review from year to year, the Board Members consider and may place different emphasis on the relevant information in light of changing circumstances in market and economic conditions. In evaluating performance, the Board focused particular attention on funds with less favorable performance records. However, depending on the facts and circumstances, including any differences between the respective fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark and/or peer group for certain periods. With respect to any funds for which the Board has identified performance issues, the Board seeks to monitor such funds more closely until performance improves, discuss with the Adviser the reasons for such results, consider whether any steps are necessary or appropriate to address such issues, discuss and evaluate the potential consequences of such steps and review the results of any steps undertaken.

The performance determinations with respect to the Fund are summarized below.

•    The Board considered, among other things, the performance of the Fund and its Underlying Index for the one-, three- and five-year periods ended December 31, 2023 and March 31, 2024 as well as its tracking error compared to its Underlying Index as of December 31, 2023 and March 31, 2024 and as of each month end for the 2023 calendar year. The Board considered that the Fund ranked in the second quartile of its Performance Peer Group for the one-year period ended December 31, 2023 and first quartile for the three- and five-year periods ended December 31, 2023. In addition, the Fund ranked in the third quartile of its Performance Peer Group for the one-year period, second quartile for the three-year period and first quartile for the five-year period ended March 31, 2024. Given the Fund’s investment objective, however, the Board placed more emphasis on its review of the tracking error and correlation data and after review of such data and other metrics, the Board considered that the Fund had performed in line with expectations in 2023. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

C. Fees, Expenses and Profitability

1. Fees and Expenses

As part of its annual review, the Board generally reviewed, among other things, the contractual management fee and the net/actual management fee (i.e., the management fee after taking into consideration fee waivers and/or expense reimbursements, if any) paid by a fund to the Adviser in light of the nature, extent and quality of the services provided. The Board also reviewed information about other expenses and the total operating expense ratio of each fund (after any fee waivers and/or expense reimbursements). More specifically, the Board Members reviewed, among other things, each fund’s management fee rates and net total expense ratio in relation to similar data for a comparable universe of funds (the “Expense Universe”) and for a more focused subset of comparable funds (the “Expense Group”) established by Broadridge (subject to certain exceptions). The Board Members reviewed the methodology Broadridge employed to establish its Expense Universe and Expense Group (as applicable) and considered that differences between the applicable fund and its respective Expense Universe and/or Expense Group, as well as changes to the composition of the Expense Universe and/or Expense Group from year to year, may limit some of the value of the comparative data. The Board Members also considered that it can be difficult to compare management fees among funds as there are variations in the services that are included for the fees paid. The Board Members took these limitations and differences into account when reviewing comparative peer data.

The Board Members also considered a fund’s operating expense ratio as it more directly reflected a shareholder’s total costs in investing in the respective fund. In their review, the Board Members considered, in particular, each fund with a net total expense ratio meeting certain expense or fee criteria when compared to its Expense Universe and Expense Group (if any) and an analysis as to the factors contributing to each such fund’s relative net total expense ratio.

The Board Members also considered, in relevant part, a fund’s management fee and net total expense ratio in light of the fund’s performance history, including reviewing certain funds identified by management and/or the Board as having a higher net total expense ratio or management fee compared to their respective peers coupled with experiencing periods of challenged performance and considering the reasons for such comparative positions.

In their evaluation of the fee arrangements for the funds, the Board Members also reviewed the management fee schedules. With respect to the Fund, the Board considered that the Fund pays NFAL a single, all-inclusive (or unified) management fee for providing or paying for all services necessary for the management and operation of the Fund, subject to certain exceptions. Unlike the typical fee arrangements of other funds in which the funds pay a variety of fees and expenses such as investment advisory fees, transfer agency fees, audit fees, custodian fees, administration fees, compliance expenses, recordkeeping expenses, marketing and shareholder service fees, distribution charges and other expenses, Nuveen ETFs, such as the Fund, pay the Adviser a unified fee, and the Adviser is responsible for providing such services or arranging and supervising third parties to provide such services (subject to the certain exceptions). Under the unified fee structure, the Board considered that the Adviser generally bears the risks of the operating costs rising (and benefits if such expenses decrease) and therefore has an incentive to be administratively efficient. Accordingly, as part of the Board’s analysis of the fee level of each Nuveen ETF, the Board Members reviewed, among other things, the unified management fee compared to the contractual and actual management fees of its respective Expense Group and Expense Universe, as well as the fund’s net total expense ratio compared to the net total expense ratio of its respective Expense Group and Expense Universe.

With respect to the Sub-Adviser, the Board also considered, among other things, the sub-advisory fee schedule paid to the Sub-Adviser in light of the sub-advisory services provided to the Fund. In its review, the Board considered that the compensation paid to the Sub-Adviser is the responsibility of NFAL, not the Fund.

The Board’s considerations regarding the comparative fee data for the Fund are set forth below. With respect to the quartile rankings noted below, the first quartile represents the range of funds with the lowest management fee rate or net total expense ratio, as applicable, and the fourth quartile represents the range of funds with the highest management fee rate or net total expense ratio, as applicable. The Board considered that Broadridge only calculates quartiles if a minimum number of peers is available and therefore quartile rankings may not be available for certain Expense Groups and/or Expense Universes.

•    The Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the second quartile of its Expense Group and Expense Universe. In addition, the Fund’s actual management fee rate and net total expense ratio were below the Expense Group median.

Based on its review of the information provided, the Board determined that the Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.

2. Comparisons with the Fees of Other Clients

In evaluating the appropriateness of fees, the Board also considered that the Adviser, affiliated sub-advisers and/or their affiliate(s) provide investment management services to other types of clients which may include: separately managed accounts, retail managed accounts, foreign funds (UCITS), other investment companies (as sub-advisers), limited partnerships and collective investment trusts. The Board reviewed the equal weighted average fee or other fee data for the other types of clients managed in a similar manner to certain of the Nuveen funds and TC funds. The Board considered the Adviser’s rationale for the differences in the management fee rates of the funds compared to the management fee rates charged to these other types of clients. In this regard, the Board considered that differences, including but not limited to, the amount, type and level of services provided by the Adviser to the funds compared to that provided to other clients as well as differences in investment policies; regulatory, disclosure and governance requirements; servicing relationships with vendors; the manner of managing such assets; product structure; investor profiles; and account sizes all may contribute to variations in relative fee rates. Further, differences in the client base, governing bodies, distribution, jurisdiction and operational complexities also would contribute to variations in management fees assessed the funds compared to foreign fund clients. In addition, differences in the level of advisory services required for passively managed funds, including the Index ETFs, also contribute to differences in the management fee levels of such funds compared to actively managed funds. As a general matter, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

factors. The Board considered the wide range of services in addition to investment management that the Adviser had provided to the funds compared to other types of clients as well as the increased entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the funds. The Board further considered that a sub-adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees it receives for retail wrap accounts and other external sub-advisory mandates. The Board concluded that the varying levels of fees were reasonable given, among other things, the more extensive services, regulatory requirements and legal liabilities, and the entrepreneurial, legal and regulatory risks incurred in sponsoring and advising a registered investment company compared to that required in advising other types of clients.

3. Profitability of Fund Advisers

In their review, the Board Members considered various profitability data relating to the Fund Advisers’ services to the Nuveen funds.

With respect to the Nuveen funds, the Board Members reviewed the estimated profitability information of Nuveen as a result of its advisory services to the Nuveen funds overall as well as profitability data of certain other asset management firms. Such profitability information included, among other things, gross and net revenue margins (excluding distribution) of Nuveen Investments, Inc. (“Nuveen Investments”) for services to the Nuveen funds on a pre-tax and after-tax basis for the 2023 and 2022 calendar years as well as the revenues earned (less any expense reimbursements/fee waivers) and expenses incurred by Nuveen Investments for its advisory activities to the Nuveen funds (excluding distribution) for the 2023 and 2022 calendar years. The Board Members also considered the rationale for the change in Nuveen’s profitability from 2022 to 2023. In addition, the Board reviewed the revenues, expenses and operating margin (pre- and after-tax) NFAL derived from its ETF product line for the 2023 and 2022 calendar years.

In developing the profitability data, the Board Members considered the subjective nature of calculating profitability as the information is not audited and is necessarily dependent on cost allocation methodologies to allocate expenses throughout the complex and among the various advisory products. Given there is no single universally recognized expense allocation methodology and that other reasonable and valid allocation methodologies could be employed and could lead to significantly different results, the Board reviewed, among other things, a description of the cost allocation methodologies employed to develop the financial information, a summary of the refinements Nuveen had made to the methodology that had occurred over the years from 2010 through 2021 to provide Nuveen’s profitability analysis, and a historical expense analysis of Nuveen Investments’ revenues, expenses and pre-tax net revenue margins derived from its advisory services to the Nuveen funds (excluding distribution) for the calendar years from 2017 through 2023. The Board of the Nuveen funds had also appointed two Board Members to serve as the Board’s liaisons to meet with representatives of NFAL and review the development of the profitability data and to report to the full Board.

In addition, the Board considered certain comparative operating margin data. In this regard, the Board reviewed the operating margins of Nuveen Investments compared to the adjusted operating margins of a peer group of asset management firms with publicly available data and the most comparable assets under management (based on asset size and asset composition) to Nuveen. The Board considered that the operating margins of the peers were adjusted generally to address that certain services provided by the peers were not provided by Nuveen. The Board also reviewed, among other things, the net revenue margins (pre-tax) of Nuveen Investments on a company-wide basis and the net revenue margins (pre-tax) of Nuveen Investments derived from its services to the Nuveen funds only (including and excluding distribution) compared to the adjusted operating margins of the peer group for each calendar year from 2014 to 2023. In their review of the comparative data, the Board Members considered the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results.

Aside from the profitability data, the Board considered that NFAL and TAL are affiliates of Teachers Insurance and Annuity Association of America (“TIAA”). NFAL is a subsidiary of Nuveen, LLC, the investment management arm of TIAA, and TAL is an indirect wholly owned subsidiary of TIAA. Accordingly, the Board also reviewed a balance sheet for TIAA reflecting its assets, liabilities and capital and contingency reserves for the 2023 and 2022 calendar years to consider the financial strength of TIAA. The Board considered the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board also considered the reinvestments the Adviser, its parent and/or other affiliates made into their business through, among other things, the investment of seed capital in certain funds, initiatives in international expansion, investments in infrastructure and continued investments in enhancements to technological capabilities.

The Board Members considered the profitability of the Sub-Adviser from its relationships with the respective Nuveen funds. In this regard, the Board Members reviewed, among other things, the Sub-Adviser’s revenues, expenses and net operating income for its advisory services to the Nuveen ETFs and Nuveen closed-end funds it sub-advises for the 2023 and 2022 calendar years.

In evaluating the reasonableness of the compensation, the Board Members also considered the indirect benefits NFAL or the Sub-Adviser received that were directly attributable to the management of the applicable funds as discussed in further detail below. Based on its review, the Board was satisfied that each Fund Adviser’s level of profitability from its relationship with each Nuveen fund was not unreasonable over various time frames in light of the nature, extent and quality of services provided.

D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

The Board considered whether there have been economies of scale with respect to the management of the funds in the fund complex, including the Fund, whether these economies of scale have been appropriately shared with such funds and whether there is potential for realization of further economies of scale. Although the Board considered that economies of scale are difficult to measure with any precision and the rates at which certain expenses are incurred may not decline with a rise in assets, the Board considered that there are various methods that may be employed to help share the benefits of economies of scale, including, among other things, through the use of breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of funds at scale at inception and investments in the Adviser’s business which can enhance the services provided to the applicable funds for the fees paid. In this regard, the Board considered that, with respect to the Nuveen funds generally, although the management fee of NFAL typically was comprised of a fund-level component and a complex-level component each with its own breakpoint schedule, the Nuveen ETFs do not have breakpoint schedules. The Board considered that the Nuveen ETFs pay a unified fee and as a result, any reduction in fixed costs associated with the management of these funds would benefit the Adviser. However, the Board Members considered that the unified fee schedule provides shareholders with a level of certainty of the expenses of the Nuveen ETFs. The Board Members considered that the unified fees generally provide inherent economies of scale because the Nuveen ETF would maintain a relatively fixed fee over the annual contract period even if the particular fund’s assets declined and/or operating costs rose. The Board Members further considered that the Nuveen ETFs do not participate in the complex-level fee program.

The Board Members also considered the continued reinvestment in Nuveen/TIAA’s business to enhance its capabilities and services to the benefit of its various clients. The Board understood that many of these investments were not specific to individual funds, but rather incurred across a variety of products and services pursuant to which the family of funds as a whole may benefit. The Board further considered that the Adviser and its affiliates have provided certain additional services, including, but not limited to, services required by new regulations and regulatory interpretations, without raising advisory fees to the funds, and this was also a means of sharing economies of scale with the funds and their shareholders. The Board considered the Adviser’s and/or its affiliates’ ongoing efforts to streamline the product line-up, among other things, to create more scaled funds which may help improve both expense and trading economies.

Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in management’s business appropriately shared any economies of scale with shareholders.

E. Indirect Benefits

The Board Members received and considered information regarding various indirect benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the funds in the fund complex, including the Fund. These benefits included, among other things, economies of scale to the extent the Adviser or its affiliates share investment resources and/or personnel with other clients of the Adviser. The funds may also be used as investment options for other products or businesses offered by the Adviser and/or its affiliates, such as variable products, fund of funds and 529 education savings plans, and affiliates of the Adviser may serve as sub-advisers to various funds in which case all advisory and sub-advisory fees generated by such funds stay within Nuveen.

Further, the funds may pay the Adviser and/or its affiliates for other services, such as distribution. In this regard, the Board Members considered that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds for which it may be compensated. In addition, the Board Members considered that the Adviser and Sub-Adviser may utilize soft dollar brokerage arrangements attributable to the respective funds to obtain research and other services for any or all of their clients, although the Board Members also considered reimbursements of such costs by the Adviser and/or Sub-Adviser.

The Adviser and its affiliates may also benefit from the advisory relationships with the funds in the fund complex to the extent this relationship results in potential investors viewing the TIAA group of companies as a leading retirement plan provider in the academic and nonprofit market and a single source for all their financial service needs. The Adviser and/or its affiliates may further benefit to the extent that they have pricing or other information regarding vendors the funds utilize in establishing arrangements with such vendors for other products.

Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Fund were reasonable in light of the services provided.

F. Other Considerations

The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each Advisory Agreement were reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to the Fund and that the Advisory Agreements be renewed for an additional one-year period.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to open-end investment companies.

(b)	Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable to this filing.

(a)(2)	Not applicable to this filing.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nushares ETF Trust

Date: September 5, 2024	By:	/s/ Briton Ryan
Briton Ryan
Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: September 5, 2024	By:	/s/ Briton Ryan
Briton Ryan Chief Administrative Officer (principal executive officer)

Date: September 5, 2024	By:	/s/ E. Scott Wickerham
E. Scott Wickerham Vice President and Controller (principal financial officer)